NOTE 14. Summary of outstanding options (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Exercise Price Per Share, minimum	$ 9.50
Exercise Price Per Share, maximum	$ 14.50
Options Outstanding, Ending	1,514,056	1,515,376	1,560,629	1,623,704
Weighted Average Fair Value	$ 4.77
Weighted Average Remaining Life (Years)	5 years 18 days	7 years 14 days	8 years 14 days
Options Exercisable, Ending	1,509,556
Weighted Average Exercise Price	$ 12.36